UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lloyd Blumberg
Title:    Chief Operating Officer
Phone:    (212) 265-4200

Signature, Place and Date of Signing:


/s/  Lloyd Blumberg          New York, New York              February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $244,225
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE     SHARED  NONE
--------------                --------------    -----      -------   ------- --- ----   ----------   -----  ----     ------  ----
ASPENBIO PHARMA INC           COM              045346103   4628       750000 SH           SOLE       NONE    750000  0       0
BALLY TECHNOLOGIES INC        COM              05874B107  18854       784587 SH           SOLE       NONE    784587  0       0
BOYD GAMING CORP              COM              103304101  14190      3000000 SH           SOLE       NONE   3000000  0       0
BSQUARE CORP                  COM NEW          11776U300   2044       892537 SH           SOLE       NONE    892537  0       0
BAUER EDDIE HLDGS INC         COM              071625107   1020      2000000 SH           SOLE       NONE   2000000  0       0
FBR CAPITAL MARKETS CORP      COM              30247C301   5430      1117383 SH           SOLE       NONE   1117383  0       0
FOSTER WHEELER LTD            SHS NEW          G36535139   9352       400000 SH           SOLE       NONE    400000  0       0
IMMERSION CORP                COM              452521107   8835      1500000 SH           SOLE       NONE   1500000  0       0
KEY ENERGY SVCS INC           COM              492914106  13230      3000000 SH           SOLE       NONE   3000000  0       0
LEAP WIRELESS INTL INC        COM              521863308  67225      2500000 SH           SOLE       NONE   2500000  0       0
LORAL SPACE & COMMUNICATNS I  COM              543881106   2185       150385 SH           SOLE       NONE    150385  0       0
MAGNA ENTMT CORP              NOTE 7.250%12/1  559211AC1   1922      4805000 PRN          SOLE       NONE   4805000  0       0
METROPCS COMMUNICATIONS INC   COM              591708102  37125      2500000 SH           SOLE       NONE   2500000  0       0
OWENS ILL INC                 COM NEW          690768403  32796      1200000 SH           SOLE       NONE   1200000  0       0
SPRINT NEXTEL CORP            COM SER 1        852061100  14640      8000000 SH           SOLE       NONE   8000000  0       0
TRICO MARINE SERVICES INC     COM NEW          896106200   3585       802000 SH           SOLE       NONE    802000  0       0
GRACE W R & CO DEL NEW        COM              38388F108   7164      1200000 SH           SOLE       NONE   1200000  0       0

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